July 1, 2019

Ave Maria Mutual Funds

Ave Maria Value Fund (AVEMX)

Ave Maria Growth Fund (AVEGX)

Ave Maria Rising Dividend Fund (AVEDX)

Ave Maria World Equity Fund (AVEWX)

Ave Maria Bond Fund (AVEFX)

Supplement to the Prospectus Dated May 1, 2019

Important Information for Shareholders of the Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Bond Fund:

Changes to the portfolio management team for the Ave Maria Growth Fund became effective July 1, 2019 when Adam P. Gaglio, CFA was appointed co-portfolio manager, replacing Brian D. Milligan, CFA who resigned from Schwartz Investment Counsel, Inc. All references to Brian D. Milligan in the Prospectus and Statement of Additional Information should be disregarded.

In addition, Adam P. Gaglio will no longer serve as co-portfolio manager for the Ave Maria Rising Dividend Fund or the Ave Maria Bond Fund. On July 1, 2019, Joseph W. Skornicka, CFA was appointed co-portfolio manager of the Ave Maria Rising Dividend Fund.

Accordingly, effective July 1, 2019, the disclosure in the section Management of the Fund - Portfolio Managers in the Risk/Return Summary for these Funds and Portfolio Managers in Operation of the Funds is revised as follows:

RISK/RETURN SUMMARY

Ave Maria GROWTH Fund - Portfolio Managers (Page 12)

Richard L. Platte, Jr., CFA, and Adam P. Gaglio, CFA, are co-portfolio managers of the Ave Maria Growth Fund.

•	Richard L. Platte, Jr., CFA, President of the Adviser, has been a portfolio manager of the Fund since September 2013 and served as lead portfolio manager from January 2016 to December 2016.
•	Adam P. Gaglio, CFA, Equity Research Analyst of the Adviser, has acted as a co-portfolio manager of the Fund since July 2019.

Ave Maria RISING DIVIDEND Fund - Portfolio Managers (Page 18)

Richard L. Platte, Jr., CFA, is the lead portfolio manager and George P. Schwartz, CFA, and Joseph W. Skornicka, CFA, are co-portfolio managers of the Ave Maria Rising Dividend Fund.

•	Richard L. Platte, Jr., CFA, President of the Adviser, has acted as co-portfolio manager of the Fund since its inception in May 2005 and lead portfolio manager since January 2016.
•	George P. Schwartz, CFA, Chairman and Chief Executive Officer of the Adviser, has acted as co-portfolio manager of the Fund since its inception in May 2005.
•	Joseph W. Skornicka, CFA, Senior Vice President of the Adviser, has acted as co-portfolio manager of the Fund since July 2019.

Ave Maria BOND Fund - Portfolio Managers (Page 32)

Brandon S. Scheitler, MBA, is the lead portfolio manager, and Richard L. Platte, Jr., CFA, is the co-portfolio manager of the Ave Maria Bond Fund.

•	Brandon S. Scheitler, MBA, Vice President of the Adviser, has acted as co-portfolio manager of the Fund since September 2013 and lead portfolio manager since January 2016.
•	Richard L. Platte, Jr., CFA, President of the Adviser, has acted as sole portfolio manager of the Fund from its May 2003 inception until September 2013 and co-portfolio manager since September 2013.

OPERATION OF THE FUNDS - Portfolio Managers (Page 54)

The portfolio managers of each Fund are responsible for the day-to-day investment policy, portfolio management and investment research for such Fund. The business experience of each portfolio manager is described below. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of shares of the Funds.

George P. Schwartz, CFA, co-portfolio manager of the Ave Maria Rising Dividend Fund, has been the Chairman and Chief Executive Officer of the Adviser for more than 30 years.

Richard L. Platte, Jr., CFA, lead portfolio manager of the Ave Maria Rising Dividend Fund and co-portfolio manager of the Ave Maria Growth Fund and Ave Maria Bond Fund, joined the Adviser in 1987 and currently serves as President.

Timothy S. Schwartz, CFA, lead portfolio manager of the Ave Maria Value Fund, joined the Adviser in 1998 and currently serves as Executive Vice President and Chief Financial Officer.

Joseph W. Skornicka, CFA, co-portfolio manager of the Ave Maria Value Fund and the Ave Maria Rising Dividend Fund and lead portfolio manager of the Ave Maria World Equity Fund, joined the Adviser in 2012 and currently serves as Senior Vice President.

Brandon S. Scheitler, MBA, lead portfolio manager of the Ave Maria Bond Fund, joined the Adviser in 2007 and currently serves as Vice President.

Robert C. Schwartz, CFP, co-portfolio manager of the Ave Maria World Equity Fund, joined the Adviser in 2001 and currently serves as Senior Vice President and Secretary.

Chadd M. Garcia, CFA, co-portfolio manager of the Ave Maria Value Fund, joined the Adviser in 2014 and currently serves as Senior Research Analyst. He previously worked as a Managing Director at SQ Advisors in 2014 and Gulf Coast Capital Partners from 2011 until 2014.

Adam P. Gaglio, CFA, co-portfolio manager of the Ave Maria Growth Fund, joined the Adviser in 2013 and currently serves as Equity Research Analyst.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE